Virtus Enhanced DWA U.S. Equity ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE

Virtus Enhanced DWA U.S. Equity ETF (Ticker: VED) (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Rampart Enhanced DWA U.S. Equity Index (the “Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Virtus Enhanced DWA U.S. Equity ETF Virtus Enhanced DWA U.S. Equity ETF USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Enhanced DWA U.S. Equity ETF Virtus Enhanced DWA U.S. Equity ETF
Management Fee	0.65%	[1]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%
[1]	Expenses are based on estimated amounts for the current fiscal year. The management fee is structured as a "unified fee", out of which the Fund's adviser pays all routine expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund, each of which is paid by the Fund.
[2]	The Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year under a Rule 12b-1 plan; however, no such fees are currently paid by the Fund, and there are no current plans to impose these fees.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Virtus Enhanced DWA U.S. Equity ETF | Virtus Enhanced DWA U.S. Equity ETF | USD ($)	68.25	213.72

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 80% of its total assets in component securities of the Underlying Index. Additionally, under normal market conditions, the Fund will invest not less than 80% of its total assets in common stocks of issuers that trade principally on U.S. exchanges. The Fund will also seek to generate additional income by writing call options.

The Underlying Index.  The Underlying Index seeks to provide exposure to those stocks calculated to have the greatest relative strength within each industry sector, and generate additional income from option premiums in downward-trending markets. “Relative strength” calculates the performance of a stock as compared to the performance of the overall market. The Underlying Index is comprised of an equity portfolio enhanced by an option strategy overlay.

Equity Portfolio. The equity portfolio is comprised of large-cap and mid-cap U.S. stocks. To determine the initial universe of stocks eligible for inclusion in the Underlying Index’s equity portfolio, Rampart Investment Management Company, LLC (the “Index Provider”), which is an affiliate of the Adviser, selects the top 25% of stocks in the Nasdaq US Mid Cap Index and the Nasdaq US Large Cap Index (the “Initial Universe”) using relative strength research from Dorsey, Wright & Associates (DWA). The Index Provider then assigns each stock in the Initial Universe to one of the Global Industry Classification Standard (GICS) industry sectors (each an “Industry Sector”), which currently include the following nine sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Technology, Utilities. The composition of each Industry Sector is capped at 50 constituent stocks, as ranked by relative strength. If the Initial Universe would include less than 30 stocks for any Industry Sector, the Index Provider populates the Industry Sector with the next-highest ranking stocks outside of the Initial Universe, based on near-term absolute price performance, until the Industry Sector includes 30 constituent stocks.

Within each Industry Sector, the constituent stocks are weighted in accordance with the relative market capitalizations of all constituent stocks of the Industry Sector. Each Industry Sector will receive a weighting in the Underlying Index corresponding to the Industry Sector’s weight as represented within the S&P 500 Index. On a monthly basis, each Industry Sector will be reconstituted, and the weighting of each Industry Sector within the Underlying Index will be rebalanced to reflect current S&P 500 Index weightings. As of May 1, 2016, the Underlying Index contained the common stock of 333 issuers.  As a result of the Underlying Index’s methodology for constituting the equity portfolio, the Fund’s annual portfolio turnover rate is expected to be greater than 100%.

Options Strategy Overlay. The Underlying Index uses an objective, rules-based methodology to determine whether or not to write call options linked to the S&P 500 Index, based on the 200-business day moving average of the closing price of the S&P 500 Index (the “Option Indicator”). If the Option Indicator suggests a downward trending market, the Underlying Index will seek to generate income by selling at-the-money, nearest-to-expiration call options linked to the S&P 500 Index. However, if the Option Indicator suggests extreme downward movements (i.e., downward movements in excess of 3x standard deviations), the Underlying Index will not sell options. If the Option Indicator suggests an upward-trending market, the Underlying Index will also seek to generate income by selling call options linked to the S&P 500 Index. At no time will the aggregate notional value of the call options exceed 100% of the notional value of the Fund’s equity portfolio.

The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Sub-Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. Additionally, to the extent that the underlying securities of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale security pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Fund Shares Liquidity Risk. Trading in Shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Fund Shares may be less than the liquidity of the securities in the Fund’s portfolio, which may be significantly less than the liquidity of other ETFs.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), it will not seek to beat the performance of the Index. Further, the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods and services and general equity market conditions. In a declining market, the values of all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when values generally rise and periods when they generally decline.

Medium Capitalization Companies Risk. Investing in the securities of medium capitalization companies generally involves greater risk than investing in larger, more established companies.  The securities of medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.  Because medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures.  Medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies.  The foregoing risks are generally increased for smaller capitalization companies as compared to companies with larger capitalizations.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Options Risk.   The writing of options involves certain risks, which may include risks different from, or possibly greater than, the risks associated with investing directly in the underlying securities. During the option period, a call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. The Fund may incur transaction costs in connection with closing out options positions. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Although the Index retains the flexibility to invest up to 100% of its assets in cash and cash equivalents, it is not required to do so. Accordingly, unless the Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and may have a higher portfolio turnover rate than other registered investment companies.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses.  High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.  If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.  See “Federal Income Taxes”.

Sector Risk. To the extent the Fund is significantly invested in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting the companies in such sectors. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the NAV of the Fund from conditions or circumstances that cause adverse market movements in that sector or the securities of companies in that sector.

PERFORMANCE INFORMATION
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.